5. EQUITY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Proceeds from issuance of common stock and warrants	$ 1,903	$ 0	$ 2,759,355	$ 5,606,755
Adjustment of warrants	0	345,841	345,841	0
Unrecognized stock option expense			$ 3,203,208
Weighted average remaining vesting period			2 years 7 months 13 days
Stock Based Compensation	$ 280,911	$ 50,710	$ 2,186,309	$ 202,844
Restricted Stock Units (RSUs) [Member]
RSU's vested	46,125		46,125
RSU's exchanged			36,150
RSU's cancelled in exchange for withholding tax			13,146
Optioins cancelled for withholding tax			$ 75,550
Stock Based Compensation	$ 260,699
Amendment of November 2014 Investment Documents [Member]
Warrants issued			30,000
Fair value of warrants			$ 111,900
December 2016 10% Convertible Notes [Member]
Warrants issued			127,575
Fair value of warrants			$ 380,174
March 2017 Equity Financing [Member]
Warrants issued			575,000
Fair value of warrants			$ 1,493,390
2010 Stock Incentive Plan
Shares authorized			3,170,000
Shares available for issuance			2,241,549
Stock based compensation expense			$ 2,076,535
2005 Director Compensation Plan [Member]
Shares available for issuance			0
Options granted			26,757
Options forfeited			21,756
Options exercised			5,000
2012 Directors Compensation Program [Member]
Options granted			79,309	11,053
Options forfeited			79,309
2000 Stock Option Plan
Shares available for future issuance			9,800
Amendment of December 2014 Warrants [Member]
Adjustment of warrants			$ 345,841
March 2017 Equity Financing [Member]
Proceeds from issuance of common stock and warrants			$ 1,804,250
Number of securities that warrants may convert to			575,000
Reduction of price [Member] | March 2017 Equity Financing [Member]
Fair value of warrants			$ 219,048
Warrant exchange [Member] | March 2017 Equity Financing [Member]
Warrants issued			(264,000)
Fair value of warrants			$ 528,000
H.C. Wainwright [Member]
Proceeds from issuance of common stock and warrants			$ 955,206
Stock sold new, shares issued	1,000		216,078
Three Investors [Member]
Stock issued for exercise of warrants, shares issued			2,660
Stock issued upon conversion of warrants			2,660
Outside Directors and Executive Officers [Member]
RSU's exchanged for common stock, RSU's exchanged			149,864
RSU's exchanged for common stock, Common stock issued			149,864
James A. Joyce [Member]
RSU's granted			634,000
RSU's vested			158,500
Rodney S. Kenley [Member]
RSU's granted			52,000
RSU's vested			13,000
James B. Frakes [Member]
RSU's granted			52,000
RSU's vested			13,000
Non Employee Directors [Member]
RSU's granted			49,296
RSU's vested			12,324
Executives [Member] | Restricted Stock Units (RSUs) [Member]
RSU's exchanged			184,500
RSU's cancelled			70,786
RSU's cancelled, common stock issued			113,714